Form N-1A Supplement	Jun. 23, 2025
Invesco EQV Asia Pacific Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV Asia Pacific Equity Fund

(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and SAI and retain it for future reference.

Fund Name Change: The Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) approved the name change of Invesco EQV Asia Pacific Equity Fund to Invesco Asia Pacific Equity Fund effective on or about August 22, 2025. Accordingly, effective on or about August 22, 2025, any and all references to Invesco EQV Asia Pacific Equity Fund are changed to Invesco Asia Pacific Equity Fund in the Fund’s Summary and Statutory Prospectuses and SAI.